Simplify US Equity PLUS Upside Convexity ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 98.4%
Equity Funds – 98.4%
iShares Core S&P 500 ETF(a)(b)
(Cost $92,451,893) ...................................................... 152,915 $ 102,346,009
Number of
Contracts Notional Amount
Purchased Options – 1.5%
Calls – Exchange-Traded – 1.5%
S&P 500 Index, October Strike Price $6,645, Expires 10/17/25 ........... 158 $ 104,991,000 1,647,940
Total Purchased Options (Cost $1,616,094) ........................................... 1,647,940
Shares
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c)
(Cost $63,229) .......................................................... 63,229 63,229
Total Investments – 100.0%
(Cost $94,131,216) ............................................................ $ 104,057,178
Liabilities in Excess of Other Assets – (0.0)%† ........................................ (40,186)
Net Assets – 100.0% ............................................................ $ 104,016,992
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $59,233,050 have been pledged as collateral for options as of September 30, 2025.
(c) Rate shown reflects the 7-day yield as of September 30, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 98.4%
Purchased Options ............................................................................ 1.5%
Money Market Fund ........................................................................... 0.1%
Total Investments ............................................................................. 100.0%
Liabilities in Excess of Other Assets ............................................................... (0.0)%†
Net Assets .................................................................................. 100.0%
† Less than 0.05%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.